Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 3,027	$ 116
Fixed deposits maturing over three months		1,049
Trade receivables, net	$ 1,306	2,480
Other receivables, deposits and prepayments	$ 1,154	1,781
Receivable from affiliated party		166
Inventories	$ 3,121	$ 7,545
Financial instruments at fair value	391
Income tax recoverable	39	$ 1,740
Total current assets	9,038	14,877
Investment in life insurance contract	$ 136	131
Deposits		293
Property, plant and equipment
Buildings	$ 17,056	14,339
Construction-in-progress	427	3,183
Plant and machinery	9,847	11,276
Furniture, fixtures and equipment	1,325	1,170
Motor vehicles	572	589
Total property, plant and equipment	29,227	30,557
Less: accumulated depreciation and impairment	(16,743)	(18,105)
Property, plant and equipment, net	12,484	12,452
Intangible assets, net	4,119	4,387
Total assets	$ 25,777	32,140
Current liabilities
Bank overdrafts - secured		630
Notes payable - secured	$ 1,830	2,527
Accounts payable	4,791	10,413
Accrued charges and deposits	3,117	2,597
Income tax liabilities	7	7
Payable to affiliated parties	66	10
Short-term bank loans - secured	3,376	2,320
Financial instruments at fair value	84	119
Current portion of capital lease obligations	23	$ 23
Loan from affiliated party - current portion	135
Total current liabilities	13,429	$ 18,646
Financial instruments at fair value - non current portion	112	208
Capital lease obligations - non current portion	$ 45	69
Income tax liabilities		$ 2,595
Loan from affiliated party - non current portion	$ 336
Stockholders' equity
Common stock par value $0.003 per share authorized shares - 23,333,334 issued shares: 2014 and 2015 - 5,577,639, outstanding shares: 2014 and 2015 - 5,246,903	17	$ 17
Additional paid-in capital	21,765	21,765
Treasury stock at cost: 2014 and 2015 - 330,736 shares	(1,462)	(1,462)
Accumulated deficit	(11,699)	(12,809)
Accumulated other comprehensive income	3,234	3,111
Total stockholders' equity	11,855	10,622
Total liabilities and stockholders' equity	$ 25,777	$ 32,140